Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000006316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classnamef66dcd14-f19c-4396-9c35-122fa333e10c" style="color: inherit; text-decoration: none;">Class A</a> with maximum sales charge
C000155977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classnamea1d90d7c-c2be-46d5-8ef2-d47985a8e076" style="color: inherit; text-decoration: none;">Class C</a>
C000006319
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname57d6ec26-2dae-4448-abc6-02095db2e100" style="color: inherit; text-decoration: none;">Class I</a>
C000006318
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname201585df-2a5f-47fb-b176-284b9b7b0fb3" style="color: inherit; text-decoration: none;">Class L</a>
Without Sales Load [Member] | C000006316
Average Annual Return [Line Items]
Average Annual Return, Percent	29.31%	7.27%		4.95%
Without Sales Load [Member] | C000155977
Average Annual Return [Line Items]
Average Annual Return, Percent	28.30%	6.43%	3.78%
Without Sales Load [Member] | C000006319
Average Annual Return [Line Items]
Average Annual Return, Percent	29.72%	7.60%		5.30%
Without Sales Load [Member] | C000006318
Average Annual Return [Line Items]
Average Annual Return, Percent	28.69%	6.71%		4.42%
MSCI Europe Index Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Average Annual Return, Percent	22.43%	6.91%		5.23%
MSCI Europe Index Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Average Annual Return, Percent	22.43%	6.91%	4.86%
MSCI Europe Index Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Average Annual Return, Percent	22.43%	6.91%		5.23%
MSCI Europe Index Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Index
Average Annual Return, Percent	22.43%	6.91%		5.23%